Note 9 - Deposits - Principal Maturities of Certificates of Deposit and Individual Retirement Accounts (Details) $ in Thousands	Dec. 31, 2022 USD ($)
2023	$ 494,645
2024	153,385
2025	77,029
2026	15,993
2027	25,807
Thereafter	0
Time Deposits, Total	$ 766,859